Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
Schedule of Ownership Interest

Effects of changes in Players Network’s ownership interest in its subsidiary during the years ended December 31, 2016 and 2015 are as follows:

	December 31, 2016	December 31, 2015

Net loss attributable to parent	$(335,426)	$(129,313)
Transfers to (from) the non-controlling interest:
Decrease in parent’s paid-in capital for return of 3% interest in subsidiary	-	(180,000)
Change from net loss attributable to the parent and transfers to the non-controlling interest	$(335,426)	$(309,313)